MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Employee benefits	¥ 54,737,023	$ 7,709,548	¥ 63,954,002	¥ 59,058,712